UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
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Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-11900
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Catherine O'Reilly
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Title:     Chief Operating Officer
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Phone:     +44 207 440 2388
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Signature, Place, and Date of Signing:

        /s/ Catherine O'Reilly         London, England             11/13/06
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
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Form 13F Information Table Entry Total:         5
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Form 13F Information Table Value Total:         693,000
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                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------  -------------- --------- -------- ----------------- ---------- --------  -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE    SHARED    NONE
--------------------------------  -------------- --------- -------- -------- --- ---- ---------- --------  -------- -------- -------
CEMEX SAB DE CV                   SPON ADR 5 ORD  151290889  649,000  21,581,940  SH  SOLE         N/A    21,581,940
GRUPO TELEVISA SA DE CV           SP ADR REP ORD  40049J206   15,000     712,500  SH  SOLE         N/A       712,500
MARTIN MARIETTA MATLS INC         COM             573284106   15,000     172,401  SH  SOLE         N/A       172,401
MITTAL STEEL CO N V               NY REG SH CL A  60684P101    5,000     154,900  SH  SOLE         N/A       154,900
WCI CMNTYS INC                    COM             92923C104    9,000     515,300  SH  SOLE         N/A       515,300
